Shareholder Fees {- FundsManager 50% Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-12 | FundsManager 50% Portfolio
Shareholder Fees:
(fees paid directly from your investment)